Cover	Apr. 03, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41450
Entity Registrant Name	Next Technology Holding Inc
Entity Central Index Key	0001784970
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 519, 05/F Block T3
Entity Address, Address Line Two	Qianhai Premier Finance Centre Unit 2
Entity Address, Address Line Three	Guiwan Area, Nanshan District,
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Other Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1621 Central Ave
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001